NOTE 10 - COMMITMENTS AND CONTINGENCIES (Details Narrative) (Annual Report [Member], USD $)	1 Months Ended			12 Months Ended
	Nov. 30, 2011	Oct. 31, 2011	Jul. 31, 2007	Dec. 31, 2012	Dec. 31, 2011
Annual Report [Member]
Lease Expense			$ 3,000	$ 23,150	$ 34,301
Litigation Settlement Expense	100,000	30,000
Payments for Legal Settlements		30,000		(38,486)	117,865
Litigation Settlement Amount	$ 79,000